UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities		Par (000)	Value

	Chase Issuance Trust, Series 2009-A7, Class A7, 0.69%, 9/17/12 (a)	USD	3,305	$3,305,487
	Countrywide Asset Backed Certificates, Series 2006-13, Class 3AV2, 0.39%, 1/25/37 (a)		1,518	1,009,914
	Ford Credit Auto Owner Trust, Series 2009-A, Class A3B, 2.74%, 5/15/13 (a)		5,780	5,935,106
	Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.07%, 5/15/14		2,110	2,328,405
	Globaldrive B.V., Series 2008-2, Class A, 4.00%, 10/20/16	EUR	809	1,224,017
	Harley-Davidson Motorcycle Trust, Series 2005-2, Class A2, 4.07%, 2/15/12	USD	575	584,390
	Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.35%, 7/25/37 (a)		398	379,582
	JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A3, 0.35%, 5/25/37 (a)		2,400	1,209,459
	Maryland Insurance Backed Securities Trust, Series 2006-1A, 5.55%, 12/10/65		2,500	875,000
	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11		1,730	1,748,948
	SLM Student Loan Trust, Series 2008-5, Class A2, 1.38%, 10/25/16 (a)		3,200	3,250,421
	SLM Student Loan Trust, Series 2008-5, Class A3, 1.58%, 1/25/18 (a)		810	832,950
	SLM Student Loan Trust, Series 2008-5, Class A4, 1.98%, 7/25/23 (a)		2,180	2,294,887
	Small Business Administration, Series 2003-P10B, Class 1, 5.14%, 8/10/13		580	614,322
	Small Business Administration, Series 2004-P10B, Class 1, 4.75%, 8/10/14		359	377,448
	Structured Asset Receivables Trust, Series 2003-1A, Class CTFS, 0.78%, 1/21/10 (a)(b)		281	275,579

				26,245,915

Interest Only - 0.3%	Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		5,770	380,483
	Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		8,360	812,506

				1,192,989

	Total Asset-Backed Securities - 7.7%			27,438,904

Industry	Common Stocks		Shares

Auto Components - 0.0%	Lear Corp. (c)		1,206	75,971

	Total Common Stocks - 0.0%			75,971

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Aerospace & Defense - 1.2%	Honeywell International, Inc., 5.70%, 3/15/37	USD	975	$1,053,034
	Northrop-Grumman Corp., 7.88%, 3/01/26		960	1,213,817
	United Technologies Corp., 4.88%, 5/01/15 (d)		1,125	1,244,773
	United Technologies Corp., 6.13%, 7/15/38		700	796,955

				4,308,579

Air Freight & Logistics - 0.6%	Park-Ohio Industries, Inc., 8.38%, 11/15/14		120	91,950
	United Parcel Service, Inc., 6.20%, 1/15/38 (e)		1,650	1,892,265

				1,984,215

Airlines - 0.2%	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		380	378,100
	United Air Lines, Inc., 12.75%, 7/15/12		340	345,950

				724,050

Automobiles - 0.2%	Ford Capital BV, 9.50%, 6/01/10		600	619,500

Beverages - 0.5%	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 (b)		1,475	1,899,228

Building Products - 0.3%	Associated Materials LLC, 9.88%, 11/15/16 (b)		650	679,250
	CPG International I, Inc., 10.50%, 7/01/13		200	181,500
	Masco Corp., 7.13%, 8/15/13		225	234,792

				1,095,542

Capital Markets - 3.1%	The Bank of New York Mellon Corp., 4.30%, 5/15/14 (d)		1,505	1,607,802
	CDP Financial, Inc., 3.00%, 11/25/14 (b)(e)		1,935	1,952,318
	CDP Financial, Inc., 5.60%, 11/25/39 (b)(e)		2,935	3,034,990
	Credit Suisse, 5.50%, 5/01/14		575	630,747
	Credit Suisse, 5.30%, 8/13/19		300	314,365
	Morgan Stanley, 0.53%, 1/09/12 (a)		190	186,124
	Morgan Stanley, 4.20%, 11/20/14 (e)		1,420	1,426,566
	Morgan Stanley, 6.25%, 8/28/17 (d)		875	936,817
	Morgan Stanley, 5.63%, 9/23/19		630	638,084
	Morgan Stanley, Series F, 5.55%, 4/27/17		140	142,425

				10,870,238

Chemicals - 1.0%	American Pacific Corp., 9.00%, 2/01/15		250	233,125
	Ames True Temper, Inc., 4.28%, 1/15/12 (a)		650	573,625
	Huntsman International LLC, 6.88%, 11/15/13 (b)	EUR	435	591,121
	Huntsman International LLC, 7.88%, 11/15/14	USD	265	251,087
	Huntsman International LLC, 5.50%, 6/30/16 (b)		845	733,037
	Innophos, Inc., 8.88%, 8/15/14		885	902,700
	NOVA Chemicals Corp., 6.50%, 1/15/12		115	113,850
	NOVA Chemicals Corp., 3.65%, 11/15/13 (a)		300	270,000

				3,668,545

Commercial Banks - 1.9%	DEPFA ACS Bank, 5.13%, 3/16/37 (b)		3,775	2,933,205
	Eksportfinans A/S, 5.50%, 6/26/17		950	1,052,581
	Eksportfinans ASA, 3.00%, 11/17/14		1,475	1,496,345
	HSBC Bank USA NA, 5.88%, 11/01/34		775	786,666
	HSBC Holdings Plc, 6.50%, 5/02/36		300	323,743

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)	USD	295	$302,438

				6,894,978

Commercial Services & Supplies - 1.3%	DI Finance, Series B, 9.50%, 2/15/13		598	603,980
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		955	1,029,012
	Scientific Games International, Inc., 9.25%, 6/15/19		925	960,844
	Waste Services, Inc., 9.50%, 4/15/14		590	604,750
	West Corp., 9.50%, 10/15/14		305	297,375
	West Corp., 11.00%, 10/15/16		1,000	1,007,500

				4,503,461

Communications Equipment - 0.5%	CisCo.Systems, Inc., 4.45%, 1/15/20 (e)		1,875	1,907,181

Consumer Finance - 0.2%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (a)		125	113,312
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		340	339,735
	SLM Corp., Series A, 0.58%, 1/27/14 (a)		550	399,275

				852,322

Containers & Packaging - 2.1%	Ball Corp., 7.13%, 9/01/16		270	276,750
	Ball Corp., 7.38%, 9/01/19		270	276,075
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		690	629,625
	Crown Americas LLC, 7.75%, 11/15/15		150	153,000
	Graphic Packaging International, Inc., 9.50%, 8/15/13		45	46,125
	Graphic Packaging International, Inc., 9.50%, 6/15/17		970	1,023,350
	Impress Holdings BV, 3.41%, 9/15/13 (a)(b)		300	281,625
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,500	1,530,000
	Pregis Corp., 12.38%, 10/15/13		545	517,750
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	725	1,039,633
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		685	995,131
	Solo Cup Co., 10.50%, 11/01/13 (b)	USD	770	810,425

				7,579,489

Diversified Financial Services - 4.1%	FCE Bank Plc, 7.88%, 2/15/11	GBP	550	888,965
	FCE Bank Plc, 7.13%, 1/16/12	EUR	650	932,085
	General Electric Capital Corp., 6.15%, 8/07/37 (e)	USD	4,150	3,979,506
	General Electric Capital Corp., 5.88%, 1/14/38		177	164,286
	General Electric Capital Corp., 6.88%, 1/10/39		135	141,566
	JPMorgan Chase & Co., 3.70%, 1/20/15 (e)		3,425	3,484,705
	JPMorgan Chase & Co., 6.00%, 1/15/18		125	135,502
	JPMorgan Chase & Co., 6.30%, 4/23/19 (d)		2,000	2,228,666
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16	EUR	550	813,463
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	USD	1,750	1,767,500

				14,536,244

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services - 6.4%	AT&T, Inc., 6.45%, 6/15/34	USD	780	$809,416
	AT&T, Inc., 6.30%, 1/15/38		600	623,424
	AT&T, Inc., 6.55%, 2/15/39 (e)		3,375	3,643,650
	BellSouth Telecommunications, Inc., 7.87%, 12/15/95 (f)		1,700	976,347
	Comcast Cable Holdings LLC, 7.88%, 8/01/13		10	11,436
	GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,700,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		770	808,500
	Qwest Communications International, Inc., 7.50%, 2/15/14		60	59,400
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		30	29,700
	Qwest Corp., 8.88%, 3/15/12		120	127,350
	Qwest Corp., 8.38%, 5/01/16 (b)		180	188,100
	Telecom Italia Capital SA, 4.95%, 9/30/14		1,075	1,134,995
	Telecom Italia Capital SA, 6.00%, 9/30/34		1,550	1,488,101
	Telefonica Emisiones SAU, 7.05%, 6/20/36 (e)		1,975	2,314,933
	Telefonica Europe BV, 7.75%, 9/15/10		725	763,167
	Verizon Communications, Inc., 6.40%, 2/15/38 (e)		2,125	2,279,094
	Verizon Communications, Inc., 8.95%, 3/01/39		900	1,228,995
	Verizon Global Funding Corp., 7.75%, 12/01/30		70	83,384
	Verizon Maryland, Inc., Series B, 5.13%, 6/15/33		125	102,224
	Verizon New Jersey, Inc., 5.88%, 1/17/12		335	360,475
	Verizon New Jersey, Inc., 7.85%, 11/15/29		230	254,269
	Verizon Virginia, Inc., Series A, 4.63%, 3/15/13 (d)(e)		3,150	3,316,257
	Windstream Corp., 8.13%, 8/01/13		160	163,600
	Windstream Corp., 8.63%, 8/01/16		140	141,050

				22,607,867

Electric Utilities - 4.9%	Alabama Power Co., 6.00%, 3/01/39 (e)		1,275	1,406,799
	Duke Energy Carolinas LLC, 6.10%, 6/01/37		315	348,816
	Duke Energy Carolinas LLC, 6.00%, 1/15/38		825	906,298
	E.ON International Finance BV, 6.65%, 4/30/38 (b)		1,525	1,805,219
	EDP Finance BV, 6.00%, 2/02/18 (b)		1,125	1,241,495
	Electricite de France SA, 6.95%, 1/26/39 (b)(e)		1,400	1,700,082
	Elwood Energy LLC, 8.16%, 7/05/26		107	96,373
	Florida Power & Light Co., 4.95%, 6/01/35		950	911,483
	Florida Power Corp., 6.35%, 9/15/37 (e)		1,325	1,498,685
	Florida Power Corp., 6.40%, 6/15/38		875	997,394
	PacifiCorp., 6.25%, 10/15/37		575	646,758
	Public Service Co. of Colorado, 6.25%, 9/01/37		1,200	1,374,175
	Southern California Edison Co., 5.63%, 2/01/36		625	658,086
	Southern California Edison Co., Series 05-E, 5.35%, 7/15/35		125	126,742

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Southern California Edison Co., Series 08-A, 5.95%, 2/01/38	USD	1,075	$1,181,562
	The Toledo Edison Co., 6.15%, 5/15/37		350	357,009
	Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (e)		2,000	2,164,642

				17,421,618

Energy Equipment & Services -0.2%	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		815	849,637
	North American Energy Partners, Inc., 8.75%, 12/01/11		45	44,550

				894,187

Food & Staples Retailing - 0.9%	Wal-Mart Stores, Inc., 6.50%, 8/15/37 (e)		1,900	2,228,983
	Wal-Mart Stores, Inc., 6.20%, 4/15/38		850	960,183

				3,189,166

Food Products - 0.7%	Kraft Foods, Inc., 7.00%, 8/11/37		1,455	1,593,561
	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		800	838,000

				2,431,561

Health Care Equipment & Supplies - 0.3%	DJO Finance LLC, 10.88%, 11/15/14		860	905,150

Health Care Providers & Services - 0.2%	LifePoint Hospitals, Inc., 3.50%, 5/15/14 (g)		165	147,469
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		410	433,575
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		170	189,125

				770,169

Hotels, Restaurants & Leisure - 1.5%	American Real Estate Partners LP, 8.13%, 6/01/12		3,165	3,157,087
	American Real Estate Partners LP, 7.13%, 2/15/13		320	313,600
	Circus and Eldorado Joint Venture, 10.13%, 3/01/12		1,000	900,000
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(c)(h)		315	65,756
	McDonald’s Corp., 5.70%, 2/01/39		825	876,201

				5,312,644

Household Durables - 2.7%	Beazer Homes USA, Inc., 4.63%, 6/15/24 (g)		495	451,687
	Belvoir Land LLC, Series A-1, 5.27%, 12/15/47 (b)		300	201,069
	Centex Corp., 5.13%, 10/01/13		1,088	1,088,000
	D.R. Horton, Inc., 6.13%, 1/15/14		1,040	1,019,200
	Irwin Land LLC, Series A-1, 5.03%, 12/15/25 (b)		525	436,123
	Irwin Land LLC, Series A-2, 5.40%, 12/15/47 (b)		1,500	1,009,125
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)		1,175	1,198,500
	KB Home, 6.38%, 8/15/11		95	95,238
	KB Home, 9.10%, 9/15/17		350	364,000
	Lennar Corp., Series B, 5.60%, 5/31/15		400	362,000
	Ohana Military Communities LLC, Series 04I, 6.19%, 4/01/49 (b)		350	272,051
	Pulte Homes, Inc., 5.20%, 2/15/15		310	288,300
	Standard Pacific Corp., 6.25%, 4/01/14		160	141,200
	Standard Pacific Corp., 7.00%, 8/15/15		320	282,400
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		2,100	2,079,000

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Toll Brothers Finance Corp., 4.95%, 3/15/14	USD	250	$244,609

				9,532,502

Household Products - 0.3%	Kimberly-Clark, Corp., 6.63%, 8/01/37		850	1,033,725

IT Services - 1.1%	First Data Corp., 9.88%, 9/24/15		240	213,600
	First Data Corp., 11.25%, 3/31/16		3,570	2,945,250
	iPayment, Inc., 9.75%, 5/15/14		240	181,800
	iPayment Investors LP, 12.75%, 7/15/14 (b)(i)		1,023	409,140

				3,749,790

Independent Power Producers & Energy Traders - 0.9%	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		1,015	872,900
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		2,040	2,050,200
	NRG Energy, Inc., 7.25%, 2/01/14		50	50,438
	NRG Energy, Inc., 7.38%, 2/01/16		10	9,950
	TXU Corp., 5.55%, 11/15/14		195	134,550

				3,118,038

Industrial Conglomerates - 0.6%	Sequa Corp., 11.75%, 12/01/15 (b)		690	614,100
	Sequa Corp., 13.50%, 12/01/15 (b)(i)		1,877	1,633,027

				2,247,127

Insurance - 1.9%	Chubb Corp., 6.00%, 5/11/37		1,100	1,200,529
	Hartford Life Global Funding Trusts, 0.48%, 6/16/14 (a)		425	384,638
	MetLife, Inc., 5.70%, 6/15/35 (e)		1,525	1,554,701
	Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		775	832,175
	Monument Global Funding Ltd., 0.42%, 6/16/10 (a)(b)(d)		1,810	1,782,631
	Prudential Financial, Inc., 5.70%, 12/14/36		675	611,402
	Prudential Financial, Inc., Series D, 5.90%, 3/17/36		500	461,787

				6,827,863

Leisure Equipment & Products - 0.4%	Brunswick Corp., 11.25%, 11/01/16 (b)		1,145	1,279,537

Machinery - 0.9%	AGY Holding Corp., 11.00%, 11/15/14		360	293,400
	Navistar International Corp., 3.00%, 10/15/14 (g)		760	716,300
	Navistar International Corp., 8.25%, 11/01/21		1,400	1,375,500
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		950	745,750

				3,130,950

Marine - 1.2%	Horizon Lines, Inc., 4.25%, 8/15/12 (g)		2,355	1,860,450
	Nakilat, Inc., Series A, 6.07%, 12/31/33 (b)		1,050	989,709
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		111	109,196
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		750	768,750
	Trico Shipping AS, 11.88%, 11/01/14 (b)		490	496,737

				4,224,842

Media - 5.1%	Affinion Group, Inc., 10.13%, 10/15/13		1,310	1,336,200
	Belo Corp., 6.75%, 5/30/13		190	184,775
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)		52	1,040

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Charter Communications Holdings II, LLC, 13.50%, 11/30/16	USD	520	$617,948
	Comcast Cable Holdings LLC, 7.13%, 2/15/28		200	212,537
	Comcast Corp., 6.50%, 1/15/17		1,625	1,807,252
	Comcast Corp., 6.45%, 3/15/37		790	824,280
	Comcast Corp., 6.95%, 8/15/37		10	11,100
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		823	493,800
	Network Communications, Inc., 10.75%, 12/01/13		155	62,387
	News America Holdings, Inc., 7.70%, 10/30/25		825	893,135
	News America Holdings, Inc., 8.45%, 8/01/34		625	746,553
	News America, Inc., 7.63%, 11/30/28		985	1,082,084
	Nielsen Finance LLC, 10.00%, 8/01/14		935	965,387
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		200	203,000
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		943	987,792
	TCI Communications, Inc., 7.88%, 2/15/26		610	694,491
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,200	1,113,000
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	440	667,287
	Time Warner Cable, Inc., 7.30%, 7/01/38	USD	930	1,048,432
	Time Warner Cos., Inc., 6.95%, 1/15/28		70	75,660
	Time Warner Cos., Inc., 6.63%, 5/15/29		90	93,972
	Time Warner, Inc., 7.63%, 4/15/31		205	237,701
	Time Warner, Inc., 7.70%, 5/01/32		85	99,633
	UPC Germany GmbH, 8.13%, 12/01/17 (b)		3,600	3,600,000

				18,059,446

Metals & Mining - 2.5%	Drummond Co., Inc., 9.00%, 10/15/14 (b)		1,115	1,137,300
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		375	353,437
	Falconbridge Ltd., 6.00%, 10/15/15		825	882,608
	Falconbridge Ltd., 6.20%, 6/15/35		1,250	1,145,582
	GoldCorp., Inc., 2.00%, 8/01/14 (b)(g)		280	329,000
	Murray Energy Corp., 10.25%, 10/15/15 (b)		395	387,100
	New World Resources NV, 7.38%, 5/15/15	EUR	300	409,922
	Novelis, Inc., 11.50%, 2/15/15 (b)	USD	1,070	1,112,800
	Steel Dynamics, Inc., 7.38%, 11/01/12		80	79,800
	Teck Resources Ltd., 10.25%, 5/15/16		510	576,300
	Teck Resources Ltd., 10.75%, 5/15/19		1,970	2,299,975

				8,713,824

Multi-Utilities - 0.5%	Energy East Corp., 6.75%, 7/15/36 (e)		1,500	1,703,047

Oil, Gas & Consumable Fuels - 8.0%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		485	499,550
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		1,655	1,849,463
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		105	114,187
	BP Capital Markets Plc, 3.13%, 3/10/12 (e)		1,270	1,322,869
	Berry Petroleum Co., 8.25%, 11/01/16		140	136,500
	Bill Barrett Corp., 9.88%, 7/15/16		395	416,725
	Burlington Resources Finance Co., 7.40%, 12/01/31		875	1,053,917
	Canadian Natural Resources Ltd., 6.50%, 2/15/37		410	446,016

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Canadian Natural Resources, Ltd., 6.25%, 3/15/38	USD	375	$398,279
	Canadian Natural Resources, Ltd., 6.75%, 2/01/39		1,025	1,159,512
	Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		1,330	1,461,947
	Conoco Funding Co., 7.25%, 10/15/31		125	148,156
	ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		535	564,657
	ConocoPhillips Holding Co., 6.95%, 4/15/29		650	754,560
	Devon Energy Corp., 7.95%, 4/15/32		625	798,639
	EXCO Resources, Inc., 7.25%, 1/15/11		65	64,675
	EnCana Corp., 6.50%, 8/15/34		670	726,451
	EnCana Corp., 6.63%, 8/15/37		700	770,798
	Encore Acquisition Co., 6.00%, 7/15/15		40	39,900
	Enterprise Products Operating LLC, 6.13%, 2/01/13		695	754,764
	Enterprise Products Operating LLC, 6.13%, 10/15/39		700	692,835
	Forest Oil Corp., 7.25%, 6/15/19		50	47,375
	Kinder Morgan, Inc., 6.50%, 9/01/12		190	195,225
	MidAmerican Energy Co., 5.80%, 10/15/36		700	739,410
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		800	838,992
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37		1,900	2,139,322
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,960	1,955,100
	OPTI Canada, Inc., 8.25%, 12/15/14		145	116,000
	Petrobras International Finance Co., 5.75%, 1/20/20		1,800	1,833,750
	Sabine Pass LNG LP, 7.50%, 11/30/16		330	273,900
	Shell International Finance BV, 6.38%, 12/15/38 (e)		1,700	1,972,059
	Valero Energy Corp., 6.63%, 6/15/37		495	478,302
	Whiting Petroleum Corp., 7.25%, 5/01/13		335	336,675
	XTO Energy, Inc., 6.75%, 8/01/37		1,925	2,138,117
	XTO Energy, Inc., 6.38%, 6/15/38		900	967,783

				28,206,410

Paper & Forest Products - 4.1%	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		560	571,200
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		620	682,000
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,725	2,888,500
	International Paper Co., 7.30%, 11/15/39 (j)		750	748,057
	NewPage Corp., 10.00%, 5/01/12		470	303,150
	NewPage Corp., 11.38%, 12/31/14 (b)		8,880	8,746,800
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		555	604,950

				14,544,657

Pharmaceuticals - 1.8%	Eli Lilly & Co., 3.55%, 3/06/12		600	631,454
	Roche Holdings, Inc., 7.00%, 3/01/39 (b)		850	1,069,485
	Schering-Plough Corp., 6.55%, 9/15/37 (e)		1,125	1,328,181
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36		1,445	1,516,529
	Wyeth, 6.00%, 2/15/36		675	741,445
	Wyeth, 5.95%, 4/01/37		925	1,015,469

				6,302,563

Professional Services - 0.0%	FTI Consulting, Inc., 7.75%, 10/01/16		100	98,625

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Real Estate Investment Trusts (REITs) - 0.1%	iStar Financial, Inc., 5.65%, 9/15/11	USD	260	$182,000

Real Estate Management & Development - 0.1%	Realogy Corp., 12.38%, 4/15/15		420	264,600

Road & Rail - 0.2%	Canadian National Railway Co., 6.25%, 8/01/34		350	395,436
	The Hertz Corp., 8.88%, 1/01/14		130	130,650

				526,086

Software - 0.7%	BMS Holdings, Inc., 8.35%, 2/15/12 (a)(b)(i)		118	2,354
	Oracle Corp., 5.75%, 4/15/18 (d)		2,225	2,474,358

				2,476,712

Specialty Retail - 0.6%	General Nutrition Centers, Inc., 10.75%, 3/15/15		360	365,400
	Lazy Days’ R.V. Center, Inc., 11.75%, 5/15/12 (c)(h)		310	3,100
	Sonic Automotive, Inc., Series B, 8.63%, 8/15/13		1,800	1,773,000

				2,141,500

Textiles, Apparel & Luxury Goods - 0.0%	Quiksilver, Inc., 6.88%, 4/15/15		175	133,875

Thrifts & Mortgage Finance - 0.4%	Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)(e)		1,305	1,337,501

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 9.25%, 12/15/19		830	815,475

Wireless Telecommunication Services - 1.6%	Cricket Communications, Inc., 10.00%, 7/15/15		100	97,000
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		240	232,800
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(i)		560	540,400
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		60	60,150
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13		770	731,500
	Rogers Communications, Inc., 7.50%, 8/15/38		1,150	1,399,249
	Sprint Capital Corp., 6.88%, 11/15/28		775	581,250
	Vodafone Group Plc, 4.15%, 6/10/14 (d)		2,050	2,142,225

				5,784,574

	Total Corporate Bonds - 68.2%			241,411,203

	Foreign Agency Obligations

	Bundesrepublik Deutschland, Series 08, 4.75%, 7/04/40	EUR	3,000	5,187,273
	Canadian Government Bond, 3.75%, 6/01/19	CAD	4,450	4,399,825
	Israel Government AID Bond, 5.50%, 4/26/24	USD	825	934,119
	Israel Government AID Bond, 5.50%, 9/18/33		845	885,227
	Italy Government International Bond, 5.38%, 6/15/33		455	470,123
	Japan Finance Corp., 2.00%, 6/24/11		860	875,775
	Kreditanstalt fuer Wiederaufbau, 2.75%, 10/21/14 (e)		1,975	2,007,011
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13		115	123,554
	Landwirtschaftliche Rentenbank, Series E, 5.25%, 7/02/12		395	433,692

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Foreign Agency Obligations		Par (000)	Value

	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13	USD	250	$267,496
	Landwirtschaftliche Rentenbank, Series E, 4.00%, 2/02/15		230	245,505
	Province of Ontario Canada, 4.10%, 6/16/14 (e)		1,280	1,368,662
	Province of Ontario Canada, Series 1, 1.88%, 11/19/12 (e)		1,175	1,184,639
	Qatar Government International Bond, 4.00%, 1/20/15 (b)		1,550	1,551,937

	Total Foreign Agency Obligations - 5.6%			19,934,838

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations (Non-Agency) - 5.5%	Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		1,100	507,275
	Bear Stearns Adjustable Rate Mortgage, Series 2004-8, Class 14A1, 5.47%, 11/25/34 (a)		618	480,829
	CS First Boston Mortgage Securities Corp., Series 2005-12, Class 6A1, 6.00%, 1/25/36		1,137	706,749
	Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,600	1,198,953
	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1, 0.42%, 2/20/47 (a)		500	223,729
	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1, 0.43%, 3/20/47 (a)		928	447,550
	Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4A1, 5.89%, 6/25/47 (a)		1,105	706,871
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-0A5, Class 2A1, 0.44%, 4/25/46 (a)		384	176,184
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-10, Class A22, 6.00%, 7/25/37		917	733,910
	Credit Suisse Mortgage Capital Certificates, Series 2007-1, Class 5A14, 6.00%, 2/25/37		786	592,935
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.44%, 2/25/47 (a)		319	155,579
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 7/25/35 (a)		576	524,303
	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36		1,031	875,083
	GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.17%, 1/25/36 (a)		899	634,408
	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 7/25/37		1,126	947,451
	Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.42%, 12/25/36 (a)		882	509,628
	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		1,100	660,355

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities		Par (000)	Value

	JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36	USD	1,064	$951,696
	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.75%, 3/25/37		883	713,349
	JPMorgan Mortgage Trust, Series 2007-S2, Class 1A15, 6.75%, 6/25/37		1,082	863,126
	Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 5.78%, 5/25/36 (a)		885	502,177
	Residential Funding Mortgage Securities I, Series 2007-S6, Class 1A16, 6.00%, 6/25/37		733	622,172
	Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		1,856	1,603,632
	WaMu Mortgage Pass-Through Certificates, Series 2005-AR10, Class 1A3, 4.83%, 9/25/35 (a)		1,800	1,224,264
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.67%, 5/25/47 (a)		465	234,414
	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A, 1.38%, 6/25/47 (a)		402	202,744
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-J, Class 1A29, 6.00%, 8/25/36		759	651,464
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36		679	625,594
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 2A9, 6.00%, 7/25/37		739	668,406
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		679	490,345

				19,435,175

Commercial Mortgage-Backed Securities (Non-Agency) - 19.1%	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.84%, 6/10/49 (a)		14,000	14,244,965
	Bank of America Commercial Mortgage, Inc., Series 2005-1, Class 4A, 5.14%, 11/10/42 (a)		2,180	2,241,603
	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42		4,895	4,896,953
	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35		2,720	2,798,064
	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.30%, 12/10/49 (a)		1,370	1,190,832
	Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)		960	966,953
	First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3, 6.42%, 8/15/33		2,783	2,923,110
	First Union National Bank Commercial Mortgage, Series 2001-C4, Class A2, 6.22%, 12/12/33		2,265	2,377,936
	GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2, 4.93%, 7/10/39		2,350	2,434,183

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities	Par (000)		Value

	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	USD	2,140	$2,215,816
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (b)		840	816,805
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A4, 4.53%, 1/12/37		2,180	2,192,397
	JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2, 7.37%, 8/15/32 (a)		707	707,941
	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/30		4,375	4,304,965
	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)		931	767,387
	Merrill Lynch Mortgage Trust, Series 2004BPC1, Class A3, 4.47%, 10/12/41 (a)		4,200	4,250,182
	Morgan Stanley Capital I, Series 2005-T17, Class A4, 4.52%, 12/13/41		2,555	2,580,708
	Salomon Brothers Mortgage Securities VII, Inc., Series 2000-C1, Class A2, 7.52%, 2/18/32 (a)		15	14,782
	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3, 5.38%, 10/15/44 (a)		910	916,001
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48 (k)		14,000	14,142,058
	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.10%, 2/15/51 (a)		995	848,025

				67,831,666

	Total Non-Agency Mortgage-Backed Securities - 24.6%			87,266,841

Industry	Other Interests (l)	Beneficial Interest (000)

Auto Components - 0.0%	Lear Corp. Escrow		120	—

Health Care Providers & Services - 0.0%	Critical Care Systems International, Inc.		2	381

	Total Other Interests - 0.00%			381

	Preferred Securities	Par (000)

	Capital Trusts

Capital Markets - 0.1%	Credit Suisse Guernsey Ltd., 5.86% (a)(m)		494	411,255

Commercial Banks - 0.4%	Barclays Bank Plc, 7.43% (a)(b)(m)		1,500	1,380,000

Electric Utilities - 0.2%	PECO Energy Capital Trust IV, 5.75%, 6/15/33		790	594,157

Insurance - 1.0%	The Allstate Corp., 6.50%, 5/15/67 (a)		1,950	1,618,500
	Lincoln National Corp., 6.05%, 4/20/67 (a)		675	482,625
	Progressive Corp., 6.70%, 6/15/67 (a)		605	514,250
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		675	611,638
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		675	538,313

				3,765,326

	Total Capital Trusts - 1.7%			6,150,738

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Preferred Stocks		Shares	Value

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)(c)		12,033	—

	Total Preferred Stocks - 0.0%			—

	Total Preferred Securities - 1.7%			$6,150,738

	Taxable Municipal Bonds		Par (000)

County/City/Special District/School District - 0.1%	Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44	USD	255	277,384

Diversified Consumer Services -0.3%	The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		435	468,595
	Princeton University, 5.70%, 3/01/39		575	613,404

				1,081,999

State - 1.4%	New York State Dormitory Authority, RB, Build America Bonds, Taxable, 5.63%, 3/15/39		550	556,886
	State of California, GO, Build America Bonds, 7.30%, 10/01/39		730	729,985
	State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15		2,300	2,395,404
	State of Texas, GO, Build America Bonds, Taxable, 5.52%, 4/01/39		1,290	1,333,292

				5,015,567

Transportation - 0.3%	Metropolitan Transportation Authority, RB, Build America Bonds, Taxable, 7.34%, 11/15/39		625	744,844
	Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		385	402,383

				1,147,227

Utilities - 0.2%	Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, Taxable, 5.72%, 12/01/38		485	513,514

	Total Taxable Municipal Bonds - 2.3%			8,035,691

	U.S. Government Sponsored Agency Securities

Agency Obligations - 8.1%	Fannie Mae, 2.63%, 11/20/14 (e)		2,060	2,097,323
	Fannie Mae, 6.45%, 10/09/19 (e)(n)		5,875	3,379,265
	Fannie Mae, 7.13%, 1/15/30 (e)		2,775	3,652,491
	Fannie Mae, 5.63%, 7/15/37 (o)		775	863,942
	Federal Home Loan Banks, 5.38%, 9/30/22 (e)(o)		5,400	6,033,641
	Federal Home Loan Banks, 5.25%, 12/09/22 (e)(o)		675	738,929
	Federal Home Loan Banks, 5.37%, 9/09/24 (e)		1,075	1,196,266
	Freddie Mac, 1.13%, 12/15/11 (e)		5,495	5,526,805
	Freddie Mac, 5.50%, 8/23/17 (e)		2,425	2,803,171
	Resolution Funding Corp., 6.39%, 7/15/18 (n)		525	379,778
	Resolution Funding Corp., 6.40%, 10/15/18 (n)		525	374,269
	Tennessee Valley Authority, 5.25% 9/15/39		1,710	1,750,257

				28,796,137

Collateralized Mortgage Obligations - 0.8%	Fannie Mae Trust, Series 2005-5, Class PK, 5.00% 12/25/34		1,633	1,750,637

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Securities		Par (000)	Value

	Freddie Mac Multiclass Certificates, Series 2825, Class VP, 5.50%, 6/15/15	USD	1,003	$1,086,807

				2,837,444

Federal Deposit Insurance Corporation Guaranteed - 5.9%	Citibank NA, 1.38%, 8/10/11 (e)		5,100	5,151,586
	Citibank NA, 1.75%, 12/28/12 (e)		2,285	2,307,306
	Citigroup Funding, Inc., 2.13%, 7/12/12 (e)		1,415	1,449,452
	Citigroup Funding, Inc., 1.88%, 10/22/12 (e)		2,800	2,838,998
	General Electric Capital Corp., 2.25%, 3/12/12 (e)		1,850	1,897,480
	General Electric Capital Corp., 2.00%, 9/28/12 (e)		1,850	1,883,979
	General Electric Capital Corp., 2.13%, 12/21/12 (e)		2,750	2,805,388
	General Electric Capital Corp., 2.63%, 12/28/12 (e)		2,400	2,487,780

				20,821,969

Interest Only Collateralized Mortgage Obligations (US) - 0.6%	Fannie Mae Trust, Series 2004-90, Class JH, 1.83% 11/25/34		16,465	1,558,985
	Freddie Mac Multiclass Certificates, Series 2579, Class HI, 5.00%, 8/15/17		1,142	84,382
	Freddie Mac Multiclass Certificates, Series 2611, Class QI, 5.50%, 9/15/32		3,822	430,794

				2,074,161

Mortgaged-Backed Securities (US) - 29.0%	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 4/01/39 - 1/15/40 (d)(e)(p)		36,488	37,453,674
	5.00%, 1/01/23 - 1/15/40 (e)(p)		24,478	25,647,141
	5.50%, 12/15/24 - 1/15/40 (e)(p)		10,900	11,568,623
	6.00%, 8/01/29 - 1/15/40 (e)(p)		18,287	19,687,163
	Freddie Mac Mortgage Participation Certificates:
	5.00%, 2/01/22 - 12/15/39 (e)(p)		1,797	1,915,650
	5.50%, 11/01/38 - 12/15/39 (e)(p)		4,455	4,748,090
	6.00%, 2/01/13 - 12/01/18 (d)(e)		1,570	1,698,804
	Ginnie Mae MBS Certificates, 5.50%, 8/15/33 (d)		144	154,079

				102,873,224

	Total U.S. Government Sponsored Agency Securities - 44.4%			157,402,935

	U.S. Treasury Obligations

	U.S. Treasury Bonds, 7.25%, 5/15/16		680	870,559
	U.S. Treasury Bonds, 8.00%, 11/15/21 (e)		6,300	9,025,733
	U.S. Treasury Bonds, 7.13%, 2/15/23		1,150	1,560,406
	U.S. Treasury Bonds, 6.13%, 11/15/27 (e)		1,440	1,831,275
	U.S. Treasury Notes, 1.38%, 11/15/12		5	5,039
	U.S. Treasury Notes, 2.25%, 10/31/14		4,680	4,768,124
	U.S. Treasury Notes, 4.00%, 8/15/18		3,200	3,424,998
	U.S. Treasury Notes, 3.38%, 11/15/19		11,265	11,430,483
	U.S. Treasury Notes, 8.13%, 5/15/21 (e)		6,750	9,696,794
	U.S. Treasury Notes, 5.25%, 2/15/29 (e)		2,400	2,777,251
	U.S. Treasury Notes, 4.25%, 5/15/39 (e)		3,925	3,955,050
	U.S. Treasury Strips, 4.64%, 8/15/20 (e)(n)		6,150	4,139,179

	Total U.S. Treasury Obligations - 15.1%			53,484,891

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Warrants (q)	Shares	Value

Auto Components - 0.0%	Lear Corp. (expires 11/09/14)	470	$28,927

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)	13,751	—

	Total Warrants - 0.0%		28,927

	Total Long-Term Investments (Cost - $589,304,337) - 169.6%		601,231,320

	Options Purchased	Contracts (r)

Over-the-Counter Call Swaptions Purchased	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month USD LIBOR, expires 12/17/09, Broker Morgan Stanley Capital Services, Inc.	13	26,472
	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month USD LIBOR, expires 3/12/10, Broker Barclays Bank Plc	3	54
	Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expires 5/24/10, Broker Citibank NA	6	264,346
	Receive a fixed rate of 1.92% and pay a floating rate based on 3-month USD LIBOR, expires 9/02/10, Broker Morgan Stanley Capital Service, Inc.	26	222,947
	Receive a fixed rate of 1.95% and pay a floating rate based on 3-month USD LIBOR, expires 9/18/10, Broker Citibank NA	26	228,982

			742,801

Over-the-Counter Put Swaptions Purchased	Pay a fixed rate of 5.35% and receive a floating rate based on 3-month USD LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA	36	2,293
	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month USD LIBOR, expires 3/15/10, Broker Royal Bank of Scotland Plc	16	47,223
	Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, expires 5/24/10, Broker Citibank NA	6	141,114
	Pay a fixed rate of 1.92% and receive a floating rate based on 3-month USD LIBOR, expires 9/02/10, Broker Morgan Stanley Capital Services	26	49,547
	Pay a fixed rate of 1.95% and receive a floating rate based on 3-month USD LIBOR, expires 9/08/10, Broker Citibank NA	26	48,796
	Pay a fixed rate of 5.04% and receive a floating rate based on 3-month USD LIBOR, expires 10/15/12, Broker JPMorgan Chase Bank NA	28	1,340,037
	Pay a fixed rate of 5.17% and receive a floating rate based on 3-month USD LIBOR, expires 10/23/12, Broker JPMorgan Chase Bank NA	27	1,243,522
	Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, expires 10/29/12, Broker Credit Suisse International	4	207,253

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (r)		Value

	Pay a fixed rate of 4.71% and receive a floating rate based on 3-month USD LIBOR, expires 11/18/13, Broker JPMorgan Chase Bank NA		12	$431,403

				3,511,188

		Contracts (s)

Exchange-Traded Put Option Purchased	Euro-Dollar Future, Strike Price USD 98.75, Expires 9/13/10		231	95,288

	Total Options Purchased (Cost - $5,453,895) - 1.2%			4,349,277

	Total Investments Before TBA Sale Commitments and Options Written (Proceeds - $594,758,232*) - 170.8%			605,580,597

	TBA Sale Commitments (p)		Par (000)

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 4/01/39 - 1/15/40	USD	(20,600)	(21,143,963)
	5.00%, 1/01/23 - 1/15/40		(1,000)	(1,062,188)
	6.00%, 8/01/29 - 1/15/40		(4,600)	(4,930,625)
	Freddie Mac Mortgage Participation Certificates:
	5.00%, 2/01/22 - 12/15/39		(1,600)	(1,699,250)
	5.50%, 11/01/38 - 12/15/39		(4,400)	(4,683,250)
	Ginnie Mae MBS Certificates, 5.50%, 8/15/33		(100)	(106,578)

	TBA Sale Commitments (Proceeds - $33,152,367) - (9.5)%			(33,625,854)

	Options Written	Contracts (r)

Over-the-Counter Call Swaptions Written	Pay a fixed rate of 2.45% and receive a floating rate based on 3-month USD LIBOR, expires 12/19/09, Broker Barclays Bank Plc		11	(105)
	Pay a fixed rate of 5.67% and receive a floating rate based on 3-month LIBOR, expires 1/04/10, Broker Citibank NA		12	(2,326,496)
	Pay a fixed rate of 3.58% and receive a floating rate based on 3-month USD LIBOR, expires 1/08/10, Broker Deutsche Bank AG		11	(263,156)
	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month USD LIBOR, expires 1/11/10, Broker Deutsche Bank AG		8	(154,962)
	Pay a fixed rate of 3.60% and receive a floating rate based on 3-month USD LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA		3	(77,843)
	Pay a fixed rate of 3.65% and receive a floating rate based on 3-month USD LIBOR, expires 3/20/10, Broker Citibank NA		9	(302,976)

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (r)	Value

	Pay a fixed rate of 3.74% and receive a floating rate based on 3-month USD LIBOR, expires 3/25/10, Broker Citibank NA	5	$(193,865)
	Pay a fixed rate of 3.14% and receive a floating rate based on 3-month USD LIBOR, expires 4/01/10, Barclays Bank Plc	4	(38,528)
	Pay a fixed rate of 3.80% and receive a floating rate based on 3-month USD LIBOR, expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	12	(507,299)
	Pay a fixed rate of 4.13% and receive a floating rate based on 3-month USD LIBOR, expires 9/08/10, Broker Citibank NA	8	(508,488)
	Pay a fixed rate of 4.08% and receive a floating rate based on 3-month USD LIBOR, expires 9/24/10, Broker Deutsch Bank AG	9	(538,566)
	Pay a fixed rate of 4.92% and receive a floating rate based on 3-month USD LIBOR, expires 11/20/10, Broker Barclays Bank Plc	15	(1,722,360)

			(6,634,644)

Over-the-Counter Put Swaptions Written	Receive a fixed rate of 2.45% and pay a floating rate based on 3-month USD LIBOR, expires 12/19/09, Broker Barclays Bank Plc	11	(799,953)
	Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expires 1/04/10, Broker Citibank NA	12	(115)
	Receive a fixed rate of 4.08% and pay a floating rate based on 3-month USD LIBOR, expires 1/8/10, Broker Deutsche Bank AG	11	(6,360)
	Receive a fixed rate of 4.00% and pay a floating rate based on 3-month USD LIBOR, expires 1/11/10, Broker Deutsche Bank AG	8	(7,954)
	Receive a fixed rate of 4.10% and pay a floating rate based on 3-month USD LIBOR, expires 2/04/10, Broker JPMorgan Chase Bank NA	3	(6,650)
	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month USD LIBOR, expires 3/12/10, Broker Barclays Bank Plc	3	(56,179)
	Receive a fixed rate of 5.50% and pay a floating rate based on 3-month USD LIBOR, expires 3/15/10, Broker Royal Bank of Scotland Plc	16	(7,298)
	Receive a fixed rate of 3.65% and pay a floating rate based on 3-month LIBOR, expires 3/20/10, Broker Citibank NA	9	(150,282)
	Receive a fixed rate of 3.74% and pay a floating rate based on 3-month USD LIBOR, expires 3/25/10, Broker Citibank NA	5	(69,300)

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (r)	Value

	Receive a fixed rate of 3.14% and pay a floating rate based on 3-month USD LIBOR, expires 4/01/10, Broker Barclays Bank Plc	4	$(135,804)
	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month USD LIBOR, expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	12	(98,981)
	Receive a fixed rate of 4.13% and pay a floating rate based on 3-month USD LIBOR, expires 9/08/10, Broker Citibank NA	8	(193,432)
	Receive a fixed rate of 4.08% and pay a floating rate based on 3-month LIBOR, expires 9/24/10, Broker Deutsche Bank AG	9	(239,463)
	Receive a fixed rate of 4.92% and pay a floating rate based on 3-month USD LIBOR, expires 11/20/10, Broker Barclays Bank Plc	15	(226,815)
	Receive a fixed rate of 6.04% and pay a floating rate based on 3-month USD LIBOR, expires 10/15/12, Broker JPMorgan Chase Bank NA	28	(843,780)
	Receive a fixed rate of 6.17% and pay a floating rate based on 3-month USD LIBOR, expires 10/23/12, Broker JPMorgan Chase Bank NA	27	(787,202)
	Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, expires 10/29/12, Broker Credit Suisse International	4	(130,992)

			(3,760,560)

		Contract (s)

Exchange-Traded Put Option Written	Euro-Dollar Future, Strike Price USD 98.25, Expires 9/13/10	231	(56,306)

	Total Options Written (Premiums Received - $10,951,178) - (2.9)%		(10,451,510)

	Total Investments, Net of TBA Sale Commitments and Options Written - 158.4%		561,503,233
	Liabilities in Excess of Other Assets - (58.4)%		(206,908,659)

	Net Assets - 100.0%		$354,594,574

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$594,844,958

Gross unrealized appreciation	$27,363,679
Gross unrealized depreciation	(16,628,040)

Net unrealized appreciation	$10,735,639

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security

(d)	All or a portion of security has been pledged as collateral in connection with open swap contracts.

(e)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(j)	When-issued security. Unsettled when-issued securities were as follows:

Counterparty	Value	Unrealized Appreciation

Deutsche Bank Securities	$748,057	—

(k)	Security held as collateral in connection with TALF program.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(p)	Represents or includes a “to-be-announced” transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America Securities LLC	$4,404,750	$33,469
Citigroup Global Markets, Inc.	102,641	1,766
Deutsche Bank Securities, Inc.	(231,326)	(176,084)
Goldman Sachs & Company	34,559,535	136,754
JPMorgan Securities, Ltd.	5,236,858	46,452
Morgan Stanley & Co. Inc.	(5,341,187)	(21,078)

(q)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(r)	One contract represents a notional amount of $1 million.

(s)	One contract represents a notional amount of $2,500.

•	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Funds, TempFund, Institutional Class	USD	(1,735,485)	$528

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

•	Reverse repurchase agreements outstanding as of November 30, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Bank of America, NA	0.17%	8/11/09	Open	$4,806,040	$4,803,500
JPMorgan Chase Securities, Inc.	0.12%	9/14/09	Open	3,442,022	3,440,903
Credit Suisse Securities (USA), Inc.	0.18%	9/22/09	Open	3,594,726	3,593,486
Bank of America, NA	0.15%	9/30/09	Open	9,749,455	9,746,938
Bank of America, NA	0.12%	10/09/09	Open	1,081,910	1,081,719
JPMorgan Chase Securities, Inc.	0.12%	10/09/09	Open	5,631,621	5,630,625
JPMorgan Chase Securities, Inc.	0.13%	10/09/09	Open	1,619,995	1,619,750
Bank of America, NA	0.16%	10/14/09	Open	5,050,055	5,049,000
Credit Suisse Securities (USA), Inc.	0.14%	10/14/09	Open	4,555,432	4,554,600
Credit Suisse Securities (USA), Inc.	0.15%	10/14/09	Open	5,887,153	5,886,000
Credit Suisse Securities (USA), Inc.	0.17%	10/14/09	Open	4,067,590	4,066,688
Credit Suisse Securities (USA), Inc.	0.13%	10/16/09	Open	4,172,269	4,171,687
Credit Suisse Securities (USA), Inc.	0.16%	10/16/09	Open	1,832,374	1,832,000
Credit Suisse Securities (USA), Inc.	0.12%	10/21/09	Open	6,080,331	6,079,500
Credit Suisse Securities (USA), Inc.	0.13%	10/21/09	Open	5,324,275	5,323,487
Bank of America, NA	0.35%	10/21/09	Open	1,931,431	1,930,661
Credit Suisse Securities (USA), Inc.	0.10%	10/23/09	Open	1,988,408	1,988,209
Bank of America, NA	0.11%	10/26/09	Open	1,416,925	1,416,769
Bank of America, NA	0.11%	10/27/09	Open	2,222,400	2,222,162
BNP Paribas Securities, Corp.	0.43%	10/30/09	Open	3,566,628	3,565,265
Barclays Capital, Inc.	0.12%	11/03/09	Open	3,029,523	3,029,250
Barclays Capital, Inc.	0.15%	11/03/09	Open	4,125,856	4,125,375
Barclays Capital, Inc.	0.23%	11/04/09	Open	1,263,972	1,263,762
Morgan Stanley & Co. Inc.	0.45%	11/04/09	Open	3,106,628	3,105,619
Barclays Capital, Inc.	0.45%	11/05/09	Open	1,231,600	1,231,200
Morgan Stanley & Co. Inc.	0.40%	11/09/09	Open	13,547,591	13,544,280
Morgan Stanley & Co. Inc.	0.20%	11/12/09	1/13/10	21,931,315	21,929,000
Morgan Stanley & Co. Inc.	0.20%	11/18/09	1/13/10	1,930,139	1,930,000
Bank of America, NA	0.40%	11/18/09	Open	2,694,076	2,693,687
RBS Securities, Inc.	0.18%	11/19/09	Open	1,142,668	1,142,600
Barclays Capital, Inc.	0.55%	11/19/09	Open	3,066,562	3,066,000
Barclays Capital, Inc.	0.42%	11/20/09	Open	11,001,834	11,000,422
Barclays Capital, Inc.	0.40%	11/25/09	Open	4,528,302	4,528,000

Total					$150,592,144

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased			Currency Sold	Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)

USD	11,510,311	EUR	7,738,500	1/20/10	Citibank NA	$(107,331)
USD	415,812	EUR	279,500	1/20/10	Royal Bank of Scotland	(3,795)
USD	4,445,995	CAD	4,619,500	1/27/10	Goldman Sachs Bank USA	69,023
USD	966,885	GBP	577,000	1/27/10	Citibank NA	18,031

Total						$(24,072)

•	Financial futures contracts purchased as of November 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

38	10-year U.S. Treasury Bond	March 2010	$4,527,709	$29,916
808	30-year U.S. Treasury Bond	March 2010	$97,284,885	1,871,865

Total				$1,901,781

•	Financial futures contracts sold as of November 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

196	2-year U.S. Treasury Bond	March 2010	$42,608,131	$(98,431)
727	5-year U.S. Treasury Bond	March 2010	$84,846,651	(405,458)

Total				$(503,889)

•	Interest rate swaps outstanding as of November 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

4.86% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	9,400	$898,412
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	USD	2,095	(46,566)
2.37% (a)	3-month LIBOR	JPMorgan Chase Bank NA	December 2014	USD	13,600	27,074
2.22% (a)	3-month LIBOR	Citibank NA	January 2016	USD	12,500	(316,229)
3.89% (a)	3-month LIBOR	Citibank NA	July 2019	USD	20,000	1,069,522
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	8,000	284,648

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

• Interest rate swaps outstanding as of November 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

3.50% (a)	3-month LIBOR	Citibank NA	September 2019	USD	3,800	$74,425
3.50% (a)	3-month LIBOR	Bank of America NA	September 2019	USD	5,400	105,195
3.47% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	USD	7,500	124,800
3.12% (b)	3-month LIBOR	Barclays Bank Plc	October 2019	USD	8,900	(142,834)
3.73% (b)	3-month LIBOR	Citibank NA	October 2019	USD	2,100	(80,134)
5.49% (b)	3-month LIBOR	JPMorgan Chase Bank NA	October 2019	USD	4,500	(689,339)
3.50% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	1,100	(19,792)
3.44% (a)	3-month LIBOR	Bank of America NA	November 2019	USD	900	11,356
3.46% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	15,000	(208,877)
3.31% (a)	3-month LIBOR	Barclays Bank Plc	December 2019	USD	10,700	14,420
3.31% (a)	3-month LIBOR	Royal Bank of Scotland Plc	December 2019	USD	1,600	2,491
4.24% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	1,345	(78,607)
4.42% (b)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	4,410	(309,068)
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	8,545	1,642,327
5.37% (b)	3-month LIBOR	Bank of America NA	September 2027	USD	8,000	(1,604,097)
4.84% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	January 2038	USD	6,000	(851,068)
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	2,500	(145,347)
3.50% (b)	3-month LIBOR	Barclays Bank Plc	March 2040	USD	900	93,441

Total						$(143,847)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	260	$18,429
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	50	(1,472)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	405	(50,425)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	145	(19,820)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	65	(1,393)
Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	190	195
Belo Corp.	5.00%	Barclays Bank Plc	June 2013	USD	190	(28,452)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	225	(11,551)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	940	(122,772)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	550	(72,473)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	300	(18,136)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	1,040	(1,264)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	130	(37,374)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	250	(3,964)
Brunswick Corp.	5.00%	Credit Suisse International	September 2014	USD	1,250	(70,741)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	150	3,207

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	195	$(6,646)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	265	(87,974)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	310	(15,254)

Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	400	(43,893)

Total						$(571,773)

•	Portfolio Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	GO	General Obligations
	LIBOR	London Interbank Offered Rates
	RB	Revenue Bonds
	USD	US Dollar

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1
Long-Term Investments:
Common Stocks	$75,971	—

Level 2
Long-Term Investments:
Asset-Backed Securities	25,095,336	—
Corporate Bonds	240,997,923	—
Foreign Agency Obligations	19,934,838	—
Non-Agency Mortgage-Backed Securities	86,532,931	—
Preferred Securities	6,150,738	—
Taxable Municipal Bonds	8,035,691	—
TBA Sale Commitments	—	$(33,625,854)
U.S. Government Sponsored Agency Securities	155,843,950	—
U.S. Treasury Obligations	53,484,891	—
Warrants	28,927	—

Total Level 2	596,105,225	(33,625,854)

Level 3
Long-Term Investments:
Asset-Backed Securities	2,343,568	—
Corporate Bonds	413,280	—
Non-Agency Mortgage-Backed Securities	733,910	—
Other Interests	381	—
U.S. Government Sponsored Agency Securities	1,558,985	—

Total Level 3	5,050,124	—

Total	$601,231,320	$(33,625,854)

BlackRock Core Bond Trust (BHK)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$1,997,069	$(560,195)
Level 2	8,710,985	(15,204,217)
Level 3	—	(12,237,909)

Total	$10,708,054	$(28,002,321)

[1]

Other financial instruments are financial futures contracts, swaps, foreign currency exchange contracts, TALF loans, options purchased and options written. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options purchased, options written and TALF loans are shown at value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-back Securities	Other Interests	U.S. Government Sponsored Agency Securities	Total

Balance, as of August 31, 2009	$1,198,713	$1,488,845	$1,612,444	$381	$2,690,595	$6,990,978
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	—	15,225	—	(30)	15,195
Change in unrealized appreciation (depreciation)[2]	46,591	420,611	48,827	—	124,840	640,869
Net purchases (sales)	(52,315)	(532,383)	(67,586)	—	(1,256,420)	(1,908,704)
Net transfers in/out of Level 3	1,150,579	(963,793)	(875,000)	—	—	(688,214)

Balance, as of November 30, 2009	$2,343,568	$413,280	$733,910	$381	$1,558,985	$5,050,124

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $363,863.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	$(226,565)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(161,110)
Net purchases (sales)	—
Net transfers in/out of Level 3	(11,850,234)

Balance, as of November 30, 2009	$(12,237,909)

[3]	Other financial instruments are swaps and TALF loans.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Core Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: January 22, 2010